Subsequent Events	12 Months Ended
Jul. 31, 2015
Notes to Financial Statements
Note 12 - Subsequent Events

On August 21, 2015 the Company completed a reverse stock split of 200:1. This reduced the number of issued and outstanding number of shares from 45,105,000 shares to 225,525 shares.

On August 28, 2015, the Company entered into an Equity Participation and Earn In Agreement with Flex Mining Ltd.(the "Agreement"). Under the terms of the Agreement, the Company issued 23,500,000 shares of Common Stock to Flex Mining Ltd. ("Flex") By issuing these shares to Flex, the Company has been acquired by way of reverse takeover, by Flex.

The Company can earn up to 25% of the issued and outstanding shares of Flex Mining Ltd. by investing $250,000 into exploring Flex's Big Monty Claims in Northern Ontario, in year one. The Company can earn an additional 35% by investing $350,000 into exploring Flex's Big Monty Claims in Northern Ontario in the second year of the Agreement; and the Company can earn an additional 40% by investing $400,000 into exploring Flex's Big Monty Claims in Northern Ontario in the third year of the Agreement. Flex Mining Ltd. owns 100% of six claims named the Big Monty Claims in the historic Abitibi Greenstone Belt.

On October 30, 2015, $8,800 of Convertible Debt payable to 482130 B.C. Ltd. was converted to 8,800,000 shares of the Company's common stock.